AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 98.7%
Communication Services - 5.1%
Auto Trader Group PLC (United Kingdom)[1]	2,100	$11,348
HUYA, Inc., ADR (China)*,2	600	10,170
Karnov Group AB (Sweden)*	1,000	5,203
Megacable Holdings SAB de CV (Mexico)	2,700	7,356
Nordic Entertainment Group AB, Class B (Sweden)	800	16,656
Zynga, Inc., Class A (United States)*	3,400	23,290

Total Communication Services		74,023
Consumer Discretionary - 10.5%
ABC-Mart, Inc. (Japan)	250	12,512
Brunswick Corp. (United States)	300	10,611
Callaway Golf Co. (United States)[2]	1,100	11,242
CIE Automotive, S.A. (Spain)	300	4,590
Dalata Hotel Group PLC (Ireland)	2,500	6,828
Hilton Grand Vacations, Inc. (United States)*	600	9,462
Koito Manufacturing Co., Ltd. (Japan)	250	8,405
National Vision Holdings, Inc. (United States)*	700	13,594
Pan Pacific International Holdings Corp. (Japan)	2,100	39,768
Sushiro Global Holdings, Ltd. (Japan)	800	11,728
Trainline PLC (United Kingdom)*,1	2,000	8,304
ZOZO, Inc. (Japan)	1,000	13,421

Total Consumer Discretionary		150,465
Consumer Staples - 4.8%
Kobe Bussan Co., Ltd. (Japan)	500	19,650
Performance Food Group Co. (United States)*	600	14,832
Sugi Holdings Co., Ltd. (Japan)	450	24,097
Viscofan, S.A. (Spain)	200	10,951

Total Consumer Staples		69,530
Energy - 1.2%
Gaztransport Et Technigaz, S.A. (France)	100	7,200
Koninklijke Vopak, N.V. (Netherlands)	200	10,502

Total Energy		17,702
Financials - 13.5%
Aruhi Corp. (Japan)	400	4,521
Challenger, Ltd. (Australia)[2]	3,900	9,526
Evercore, Inc., Class A (United States)	350	16,121
FinecoBank Banca Fineco S.P.A. (Italy)	2,400	21,593
RenaissanceRe Holdings, Ltd. (Bermuda)	200	29,864
Signature Bank (United States)	200	16,078
St James's Place PLC (United Kingdom)	2,600	24,279
Steadfast Group, Ltd. (Australia)	9,300	14,018
	Shares	Value

Topdanmark A/S (Denmark)	1,000	$40,127
Zenkoku Hosho Co., Ltd. (Japan)	600	18,878

Total Financials		195,005
Health Care - 14.2%
Amplifon S.P.A. (Italy)	600	12,188
Ascom Holding AG (Switzerland)	300	1,659
Charles River Laboratories International, Inc. (United States)*	250	31,553
Chemed Corp. (United States)	50	21,660
DiaSorin S.P.A. (Italy)	100	13,181
Encompass Health Corp. (United States)	550	35,216
Mani, Inc. (Japan)	300	7,358
MorphoSys AG (Germany)*	200	19,257
Nippon Shinyaku Co., Ltd. (Japan)	300	23,492
Odontoprev, S.A. (Brazil)	2,300	6,330
Orpea (France)	200	20,767
UDG Healthcare PLC (Ireland)	1,600	12,449

Total Health Care		205,110
Industrials - 19.9%
A-Living Services Co., Ltd., Class H (China)[1]	2,300	11,030
Befesa, S.A. (Luxembourg)[1]	300	8,716
BEST, Inc., ADR (China)*,2	2,300	12,305
Bodycote PLC (United Kingdom)	1,000	7,001
Clean Harbors, Inc. (United States)*	450	23,103
EMCOR Group, Inc. (United States)	100	6,132
en-japan, Inc. (Japan)	550	10,219
Harmonic Drive Systems, Inc. (Japan)	300	12,962
Howden Joinery Group PLC (United Kingdom)	1,300	8,178
Interpump Group S.P.A. (Italy)	300	7,207
Intrum AB (Sweden)[2]	900	11,921
IPH, Ltd. (Australia)	2,100	9,220
ITT, Inc. (United States)	300	13,608
KION Group AG (Germany)	150	6,456
Melrose Industries PLC (United Kingdom)	9,100	10,112
Nihon M&A Center, Inc. (Japan)	300	8,171
Polypipe Group PLC (United Kingdom)	1,100	6,200
Prosegur Cia de Seguridad, S.A. (Spain)	3,600	8,991
Stabilus, S.A. (Luxembourg)	300	10,826
Teleperformance (France)	200	41,423
TransUnion (United States)	500	33,090
VAT Group AG (Switzerland)[1]	100	13,634
Woodward, Inc. (United States)	100	5,944

Total Industrials		286,449

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 22.3%
Barco N.V. (Belgium)	100	$15,279
Booz Allen Hamilton Holding Corp. (United States)	350	24,024
Douzone Bizon Co., Ltd. (South Korea)	100	6,599
Elecom Co., Ltd. (Japan)	300	10,409
Electrocomponents PLC (United Kingdom)	2,900	18,463
Gartner, Inc. (United States)*	300	29,871
Global Dominion Access, S.A. (Spain)*,1	228	627
Horiba, Ltd. (Japan)	200	9,878
Iriso Electronics Co., Ltd. (Japan)	200	5,851
J2 Global, Inc. (United States)	350	26,198
Jack Henry & Associates, Inc. (United States)	200	31,048
Keywords Studios PLC (Ireland)[2]	900	15,931
Link Administration Holdings, Ltd. (Australia)	4,600	9,083
Linx, S.A. (Brazil)	1,400	4,572
Littelfuse, Inc. (United States)	150	20,013
MKS Instruments, Inc. (United States)	150	12,218
Nemetschek SE (Germany)	300	14,624
Nice, Ltd., Sponsored ADR (Israel)*	150	21,534
SimCorp A/S (Denmark)	200	16,676
Tri Chemical Laboratories, Inc. (Japan)	100	6,708
WEX, Inc. (United States)*	210	21,956

Total Information Technology		321,562
Materials - 1.7%
RPM International, Inc. (United States)	400	23,800
Real Estate - 4.1%
Cushman & Wakefield PLC (United States)*	1,900	22,306
	Shares	Value

Katitas Co., Ltd. (Japan)	800	$12,772
Kennedy-Wilson Holdings, Inc. (United States)	1,800	24,156

Total Real Estate		59,234
Utilities - 1.4%
Rubis SCA (France)	500	20,618

Total Common Stocks (Cost $1,716,587)		1,423,498

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.5%[3]
Citibank N.A., dated 03/31/20, due 04/01/20, 0.010% total to be received $21,232 (collateralized by various U.S. Treasuries, 0.125% - 6.500%, 07/31/20 - 11/15/49, totaling $21,657)	$21,232	21,232

	Shares
Other Investment Companies - 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[4]	5,009	5,009

Total Short-Term Investments (Cost $26,241)		26,241
Total Investments - 100.5% (Cost $1,742,828)		1,449,739
Other Assets, less Liabilities - (0.5)%		(7,720)
Net Assets - 100.0%		$1,442,019

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $53,659 or 3.7% of net assets.
[2]	Some of these securities, amounting to $56,380 or 3.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$191,434	$130,128	—	$321,562
Industrials	94,182	192,267	—	286,449
Health Care	94,759	110,351	—	205,110
Financials	62,063	132,942	—	195,005
Consumer Discretionary	44,909	105,556	—	150,465
Communication Services	40,816	33,207	—	74,023
Consumer Staples	14,832	54,698	—	69,530
Real Estate	46,462	12,772	—	59,234
Materials	23,800	—	—	23,800
Utilities	—	20,618	—	20,618
Energy	—	17,702	—	17,702
Short-Term Investments
Joint Repurchase Agreements	—	21,232	—	21,232
Other Investment Companies	5,009	—	—	5,009
Total Investment in Securities	$618,266	$831,473	—	$1,449,739

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	2.9
Belgium	1.1
Bermuda	2.1
Brazil	0.8
China	2.3
Denmark	4.0
France	6.3
Germany	2.8
Ireland	2.5
Israel	1.5
Italy	3.8
Japan	18.3
Country	% of Long-Term Investments
Luxembourg	1.4
Mexico	0.5
Netherlands	0.7
South Korea	0.5
Spain	1.8
Sweden	2.4
Switzerland	1.1
United Kingdom	6.6
United States	36.6
100.0

AMG TimesSquare Global Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$56,380	$21,232	$36,780	$58,012
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.